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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2464

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                               MFS SERIES TRUST IX
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

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                Date of fiscal year end: April 30 and October 31*

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             Date of reporting period: July 1, 2011 - June 30, 2012

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*MFS Inflation-Adjusted Bond Fund, a series of the Registrant, has a fiscal year end of October 31. The fiscal year ends of the remaining series of the Registrant are April 30.

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ITEM 1. PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02464
Reporting Period: 07/01/2011 - 06/30/2012
MFS Series Trust IX

================================ MFS Bond Fund =================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== MFS Inflation - Adjusted Bond Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== MFS Limited Maturity Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== MFS Municipal Limited Maturity Fund ======================

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BL9
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management

============================ MFS Research Bond Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title): JOHN M. CORCORAN*
                          ------------------------------------------------
                          John M. Corcoran, Principal Executive Officer & President

Date: August 13, 2012

*By (Signature and Title) /s/ Susan S. Newton
                          ------------------------------------------------
                          Susan S. Newton, as attorney-in-fact

*Executed by Susan S. Newton on behalf of John M. Corcoran pursuant to a Power of Attorney dated July 18th, 2012. (1)

(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 54 filed with the SEC via EDGAR on July 26, 2012.